Share-based payment plans - Key Assumptions for Grant-Date Fair Value (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Service, performance and market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 47.77	$ 34.45
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 47.68	$ 33.46